Related Party Transactions (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 09, 2021	Nov. 30, 2021	Jul. 31, 2021	Mar. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 09, 2023	Oct. 10, 2023	Sep. 10, 2023	Dec. 14, 2021
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)			120,000
Stock based compensation							$ 516,000		$ 516,000	$ 516,000
Private placement warrant, description							Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share.			Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share.
Loan borrowed														$ 115,000
Working capital loans							$ 1,500,000
Warrant price per share (in Dollars per share)							$ 1			$ 1
Fees amount					$ 60,000	$ 60,000	$ 180,000	$ 180,000	20,000	$ 240,000
Accrued expenses					$ 440,000		$ 440,000			260,000
Percentage of founder shares							75.00%
Loan borrowed value														$ 115,000
Sponsor contributed amount											$ 300,000	$ 300,000	$ 300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Offering costs				$ 25,000
Founder shares (in Shares)			30,000
Aggregate fair value							$ 4,700,000			$ 4,700,000
Aggregate to cover expenses				$ 300,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				937,500				937,500
Issued and outstanding shares percentage				20.00%						20.00%
Founder shares no longer subject to forfeiture (in Shares)										937,500				937,500
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)							1,078,125			1,078,125
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrant outstanding (in Shares)							11,125,000			11,125,000
Price per share (in Dollars per share)					$ 1		$ 1			$ 1
Generating gross proceeds							$ 11,100,000			$ 11,100,000
Price per share (in Dollars per share)					1		$ 1
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Office space, administrative and support services	$ 20,000
Accrued expenses									$ 20,000	$ 260,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					0.0001		0.0001		$ 0.0001	$ 0.0001
Stock dividend shares (in Shares)		1,437,500
Aggregate shares (in Shares)		7,187,500
Shares repurchased (in Shares)		30,000
Director nominee price per share (in Dollars per share)		$ 120
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)				5,750,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock par value				$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001		0.0001		$ 0.0001	0.0001				$ 0.0001
Common stock equal or exceeds per share (in Dollars per share)							$ 12			$ 12
Warrants [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans										$ 1,500,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount							$ 300,000